Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (28)	$ 76
Prepaid expenses and other current assets	(2)	(66)
Other financial assets	42	(10)
Payables, accruals and provisions	(137)	83
Deferred revenue	75	36
Other financial liabilities	(42)	10
Income taxes	146	773
Other	(46)	(70)
Total	$ 8	$ 832